Taxes On Income (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Net operating losses carryforward	$ 30,164	$ 32,294
Acquired intangibles	1,573	2,277
Share based payments	7,037	7,423
Other	8,400	6,995
Deferred tax assets before valuation allowance	47,174	48,989
Valuation allowance	(19,987)	(21,365)
Deferred tax assets	27,187	27,624
Acquired intangibles	(39,742)	(35,281)
Current deferred tax assets	10,405	6,798
Long-term deferred tax assets	5,066	5,669
Current deferred tax liabilities	(260)	(419)
Long-term deferred tax liabilities	(27,766)	(19,705)
Deferred tax liabilities, net	$ (12,555)	$ (7,657)